Debt (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	May 14, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Debt Instrument [Line Items]
Revolving credit facility		$ 330,000,000
Available to borrow under the credit facility		320,000,000
Option amount to increase credit facility		250,000,000
Cash on hand		30,215,000	34,158,000	26,508,000	44,630,000
Current portion of long-term debt		50,000,000	50,000,000
Credit facility, maturity date		Nov. 01, 2012
Number of lenders	8
Percentage of foreign subsidiaries' share equity		65.00%
Maximum aggregate short-term borrowings at any month-end		141,000,000	159,000,000
Average aggregate short-term borrowings outstanding		126,000,000	143,000,000
Weighted average interest rates		1.20%	1.40%	1.87%
Letters of credit issued and outstanding		15,300,000	15,000,000
Maximum [Member]
Debt Instrument [Line Items]
Incremental term loan		250,000,000
Credit facility fees		0.35%
Minimum [Member]
Debt Instrument [Line Items]
Incremental term loan		25,000,000
Credit facility fees		0.175%
JPMorgan Chase Bank N.A. [Member]
Debt Instrument [Line Items]
Revolving credit facility	450,000,000
Revolving credit facility period	5 years